Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
12.	Related Party Transactions
In the ordinary course of business, the Company has related party transactions with affiliates of a noncontrolling shareholder. The following tables present the Company’s activities with affiliates of the noncontrolling shareholders (in thousands):

	June 30, 2023	December 31, 2022
Balances:
Prepaid R&D expenses	$76	$14
Accounts payable	$58	$352
Accrued liabilities	$39	$99

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Activity:
Amounts paid	$158	$14	$510	$269
R&D expense recognized	$10	$289	$94	$469
As more fully described within the
Securities Purchase Agreement
subsection of
Note
 9, Shareholders
’
Equity
, during the second quarter of 2023 the Company entered into a securities purchase agreement with a significant shareholder, pursuant to which the Company issued 5,384,063 ADS for net proceeds of approximately $74.7 million.

14.	Related Party Transactions
In the ordinary course of business, the Company has related party transactions with affiliates of a noncontrolling shareholder. The following tables present the Company’s activities with affiliates of the noncontrolling shareholders (in thousands):

	December 31,
	2022	2021
Balances:
Prepaid R&D expenses	$14	$55
Accounts payable	$352	$167
Accrued liabilities	$99	$250

	Years Ended December 31,
	2022	2021
Year-to-date activity:
Amounts paid	$776	$515
R&D expense recognized	$146	$520